UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2017 (Unaudited)

Deutsche Enhanced Emerging Markets Fixed Income Fund

(On October 2, 2017, Deutsche Enhanced Emerging Markets Fixed Income Fund will be renamed Deutsche Emerging Markets Fixed Income Fund.)

		Principal Amount ($) (a)	Value ($)
Bonds 91.9%
Angola 0.9%
Republic of Angola, 144A, 9.5%, 11/12/2025 (Cost $1,000,000)		1,000,000	1,064,650
Argentina 6.5%
Provincia de Buenos Aires, 144A, 9.125%, 3/16/2024		2,125,000	2,363,000
Provincia de Entre Rios Argentina, 144A, 8.75%, 2/8/2025		4,000,000	4,042,320
Republic of Argentina, REG S, 3.875%, 1/15/2022	EUR	750,000	883,589
(Cost $7,002,336)			7,288,909
Armenia 2.0%
Republic of Armenia, 144A, 7.15%, 3/26/2025 (Cost $2,048,928)		2,100,000	2,313,948
Azerbaijan 1.4%
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026 (Cost $1,586,942)		1,480,000	1,627,260
Brazil 3.1%
Banco Nacional de Desenvolvimento Economico e Social, 144A, 4.75%, 5/9/2024		2,300,000	2,271,250
Petrobras Global Finance BV, 6.125%, 1/17/2022		1,200,000	1,261,080
(Cost $3,552,577)			3,532,330

Chile 2.1%
Latam Finance Ltd., 144A, 6.875%, 4/11/2024		1,800,000	1,845,900
Republic of Chile, 3.86%, 6/21/2047		550,000	554,950
(Cost $2,349,125)			2,400,850
Colombia 2.9%
GrupoSura Finance SA, 144A, 5.5%, 4/29/2026 (b) (Cost $2,965,980)		3,000,000	3,225,000
Costa Rica 1.9%
Republic of Costa Rica, 144A, 7.158%, 3/12/2045 (Cost $1,970,138)		2,000,000	2,120,000
Dominican Republic 2.6%
Dominican Republic:
144A, 5.5%, 1/27/2025		1,000,000	1,052,500
144A, 5.95%, 1/25/2027		1,750,000	1,870,242
(Cost $2,779,477)			2,922,742
Ecuador 1.6%
Republic of Ecuador, 144A, 10.75%, 3/28/2022 (Cost $1,700,000)		1,700,000	1,840,250
Ghana 0.5%
Republic of Ghana, 144A, 9.25%, 9/15/2022 (b) (Cost $540,000)		540,000	589,027
Greece 0.5%
Black Sea Trade & Development Bank, 144A, 4.875%, 5/6/2021 (Cost $496,350)		500,000	530,075
Honduras 1.1%
Government of Honduras, 144A, 6.25%, 1/19/2027 (Cost $1,165,000)		1,165,000	1,225,673
Hungary 1.6%
Republic of Hungary:
6.375%, 3/29/2021		400,000	450,705
Series 19/A, 6.5%, 6/24/2019	HUF	299,300,000	1,302,802
(Cost $1,756,728)			1,753,507
Indonesia 12.8%
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	76,900,000,000	6,241,921
Pertamina Persero PT:
144A, 5.25%, 5/23/2021		1,550,000	1,675,441
144A, 5.625%, 5/20/2043		2,000,000	2,119,722
Perusahaan Listrik Negara PT, 144A, 4.125%, 5/15/2027		700,000	692,205
Perusahaan Penerbit SBSN Indonesia III:
144A, 3.4%, 3/29/2022		1,065,000	1,080,975
144A, 4.325%, 5/28/2025		2,500,000	2,606,250
(Cost $13,552,085)			14,416,514
Ivory Coast 1.1%
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028 (Cost $1,175,460)		1,200,000	1,230,000
Jamaica 0.8%
Government of Jamaica, 8.0%, 3/15/2039 (Cost $842,248)		740,000	880,637
Kazakhstan 6.1%
KazAgro National Management Holding JSC:
REG S, 3.255%, 5/22/2019	EUR	3,000,000	3,606,448
144A, 4.625%, 5/24/2023		2,450,000	2,411,059
KazMunayGas National Co. JSC, 144A, 4.75%, 4/19/2027		937,000	931,144
(Cost $6,399,377)			6,948,651
Mexico 4.6%
Cemex SAB de CV, 144A, 7.75%, 4/16/2026		642,000	736,695
Credito Real SAB de CV SOFOM ER, 144A, 7.25%, 7/20/2023		750,000	789,375
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	14,028,484	747,857
Petroleos Mexicanos:
REG S, 3.75%, 2/21/2024	EUR	1,200,000	1,484,864
144A, 5.375%, 3/13/2022		364,000	387,842
144A, 6.5%, 3/13/2027		930,000	1,023,930
(Cost $4,647,674)			5,170,563
Morocco 1.2%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $1,375,523)	EUR	1,000,000	1,319,701
Namibia 1.8%
Republic of Namibia, 144A, 5.25%, 10/29/2025 (Cost $1,980,860)		2,000,000	2,062,900
Nigeria 2.0%
Africa Finance Corp., 144A, 3.875%, 4/13/2024		1,110,000	1,103,562
Republic of Nigeria, 144A, 7.875%, 2/16/2032		1,000,000	1,103,300
(Cost $2,134,310)			2,206,862
Panama 1.6%
Republic of Panama, 4.5%, 5/15/2047 (Cost $1,735,807)		1,740,000	1,792,200
Paraguay 2.5%
Republic of Paraguay, 144A, 4.625%, 1/25/2023		500,000	524,650
Telefonica Celular del Paraguay SA, 144A, 6.75%, 12/13/2022		2,200,000	2,288,000
(Cost $2,761,877)			2,812,650
Peru 2.3%
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	535,630
Petroleos del Peru SA, 144A, 5.625%, 6/19/2047 (b)		2,000,000	2,082,000
(Cost $2,532,522)			2,617,630
Philippines 1.2%
Bangko Sentral Ng Pilipinas Bond, Series A, 8.6%, 6/15/2027 (Cost $1,058,576)		1,000,000	1,405,000
Russia 4.1%
GTH Finance BV, 144A, 7.25%, 4/26/2023		2,000,000	2,238,200
Vnesheconombank, REG S, 4.032%, 2/21/2023	EUR	1,865,000	2,374,255
(Cost $4,094,974)			4,612,455
South Africa 3.3%
Eskom Holdings SOC Ltd., 144A, 5.75%, 1/26/2021 (b) (Cost $3,740,625)		3,750,000	3,770,812
Sri Lanka 5.8%
National Savings Bank:
144A, 5.15%, 9/10/2019		1,000,000	1,017,500
144A, 8.875%, 9/18/2018		1,530,000	1,617,975
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		2,800,000	2,869,981
144A, 5.75%, 1/18/2022		605,000	632,093
144A, 6.2%, 5/11/2027		405,000	417,151
(Cost $6,400,356)			6,554,700
Turkey 1.8%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023 (Cost $1,996,320)		2,000,000	2,042,280
Ukraine 5.0%
Government of Ukraine:
144A, 7.75%, 9/1/2022		3,340,000	3,423,500
144A, 7.75%, 9/1/2023		1,000,000	1,011,670
144A, 7.75%, 9/1/2024		1,200,000	1,198,764
(Cost $5,427,981)			5,633,934
United States 0.7%
U.S. Treasury Bill, 0.76% *, 8/10/2017		47,000	46,989
U.S. Treasury Note, 0.75%, 10/31/2017		700,000	699,391
(Cost $746,909)			746,380
Uruguay 2.7%
Republic of Uruguay, 4.125%, 11/20/2045 (Cost $2,868,268)		3,300,000	3,102,000
Venezuela 1.8%
Petroleos de Venezuela SA, 144A, 6.0%, 5/16/2024 (Cost $2,664,138)		6,300,000	2,086,875
Total Bonds (Cost $99,049,471)			103,846,965
		Shares	Value ($)
Securities Lending Collateral 5.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.91% (c) (d) (Cost $5,640,020)		5,640,020	5,640,020
Cash Equivalents 5.9%
Deutsche Central Cash Management Government Fund, 1.07% (c) (Cost $6,692,874)		6,692,874	6,692,874
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $111,382,365) †		102.8	116,179,859
Other Assets and Liabilities, Net		(2.8)	(3,163,872)
Net Assets		100.0	113,015,987

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $111,407,365. At July 31, 2017, net unrealized appreciation for all securities based on tax cost was $4,772,494. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,466,154 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $693,660.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2017 amounted to $5,450,055, which is 4.8% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
As of July 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	4,045,831	MXN	73,800,000	8/28/2017	82,360	National Australia Bank Ltd.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
MXN	73,800,000	USD	4,066,073	8/28/2017	(62,118)	National Australia Bank Ltd.
EUR	8,200,000	USD	9,211,223	8/28/2017	(508,983)	Citigroup, Inc.
Total unrealized depreciation					(571,101)

Currency Abbreviations

EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Bonds	$—	$103,846,965	$—	$103,846,965
Short-Term Investments (e)	12,332,894	—	—	12,332,894
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	82,360	—	82,360
Total	$12,332,894	$103,929,325	$—	$116,262,219
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(571,101)	$—	$(571,101)
Total	$—	$(571,101)	$—	$(571,101)

There have been no transfers between fair value measurement levels during the period ended July 31, 2017.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (488,741)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Emerging Markets Fixed Income Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2017